Cover	Jan. 28, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jan. 28, 2024
Entity File Number	001-38659
Entity Registrant Name	BioSig Technologies, Inc.
Entity Central Index Key	0001530766
Entity Tax Identification Number	26-4333375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Greens Farms Road
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	(203)
Local Phone Number	409-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BSGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false